Property and Equipment (Tables)	12 Months Ended
May 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	May 31,	May 31,
	2021	2020
Leasehold improvements	110,849	52,189
Property and equipment	755,741	243,314

Total cost	866,590	295,503

Less accumulated depreciation	(292,282)	(62,771)

Net, property plant and equipment	$574,308	$232,733